PROPERTY, PLANT AND EQUIPMENT - Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of year	$ 7,506
Impact of deconsolidation due to loss of control and other	50	$ 3
Balance, end of the year	7,278	7,506
Cost:
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of year	7,461	5,451
Acquisitions through business combinations	0	1,748
Accounting policy change	122	0
Additions	387	490
Disposals	(52)	(21)
Foreign currency translation	98	(207)
Impact of deconsolidation due to loss of control and other	(770)	0
Balance, end of the year	7,246	7,461
Accumulated fair value changes:
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of year	1,049	756
Revaluation gains, net	301	293
Impact of deconsolidation due to loss of control and other	(7)	0
Balance, end of the year	1,343	1,049
Accumulated depreciation:
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of year	(1,004)	(750)
Depreciation	(329)	(291)
Disposals	30	18
Foreign currency translation	(15)	19
Impact of deconsolidation due to loss of control and other	7	0
Balance, end of the year	$ (1,311)	$ (1,004)